RELATED PARTY TRANSACTIONS - Purchase of Property and Equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with related parties
Total	Rp 48	Rp 29
% of total property and equipment purchased	0.20%	0.12%
Entities under common control
Transactions with related parties
Total	Rp 48	Rp 29
% of total property and equipment purchased	0.20%	0.12%